Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Land Use Rights, Net [Abstract]
Amortization expense for land use rights	$ 90,403	$ 78,926	$ 85,842